Capital Structure	12 Months Ended
Dec. 31, 2016
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

(a)  Common Stock

On March 12, 2015, the Company entered into a share purchase agreement under which the Company sold 5,000,100 of its common shares to Jelco for $4,500. The common shares were sold at a price of $0.90 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using the adjusted book value method. On March 16, 2015, the Company completed the equity injection plan with the abovementioned entity. The shares to the entity were issued on March 18, 2015.

On March 12, 2015, the Company entered into a share purchase agreement under which the Company sold 333,400 of its common shares to its Chief Executive Officer, or CEO, for $300. The common shares were sold at a price of $0.90 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using the adjusted book value method. On March 16, 2015, the Company completed the equity injection plan with the abovementioned entity. The shares to the CEO were issued on March 18, 2015. The funds were contributed for general corporate purposes.

On September 7, 2015, the Company entered into a share purchase agreement under which the Company sold 10,022,240 of its common shares in three tranches to Jelco for $9,020. The common shares were sold at a price of $0.90 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using the capital market multiples and the discounted cash flow methods. On September 11, 2015, the first tranche of $3,501 was contributed in exchange for 3,889,980 common shares of the Company, which were issued on September 11, 2015. On September 29, 2015, the second tranche of $2,390 was contributed in exchange for 2,655,740 common shares of the Company, which were issued on September 29, 2015. On October 21, 2015, the third tranche of $3,129 was contributed in exchange for 3,476,520 common shares of the Company, which shares were issued on October 21, 2015. The transaction was approved by an independent committee of the Company's Board of Directors.

The purchasers of all above issued shares have received customary registration rights.

On January 8, 2016, the Company effected a one-for-five reverse stock split of the Company’s issued common stock (Note 1). The reverse stock split ratio and the implementation and timing of the reverse stock split were determined by the Company’s Board of Directors. The reverse stock split did not change the authorized number of shares or par value of the Company’s common stock or preferred stock, but did effect a proportionate adjustment to the number of shares of common stock issuable upon the vesting of restricted stock awards, and the number of shares of common stock eligible for issuance under the Plan. All applicable outstanding equity awards discussed below have been adjusted retroactively for the one-for-five reverse stock split.

On August 5, 2016, the Company entered into a securities purchase agreement with an unaffiliated third party, which is an institutional investor, under which the Company sold 1,180,000 of its common shares in a registered direct offering at a price of $4.15 per share. On August 10, 2016, the Company completed the registered direct offering for net proceeds of approximately $4,080. The net proceeds of this offering were used for general corporate purposes.

On November 18, 2016, the Company entered into a securities purchase agreement with unaffiliated third parties, which are institutional investors, under which the Company sold 1,305,000 of its common shares in a registered direct offering at a price of $2.75 per share. On November 23, 2016, the Company completed the registered direct offering for net proceeds of approximately $3,210, which proceeds were used for general corporate purposes, including funding of vessel acquisitions.

On December 13, 2016, the Company completed its public offering of 10,000,000 of its common shares and 10,000,000 class A warrants to purchase an aggregate of 10,000,000 common shares of the Company, at a combined price of $1.50 per share and class A warrant. The offering was in connection with the Company’s form F-1 filed with the SEC on October 28, 2016, which was further amended on November 29, 2016, December 5, 2016, December 6, 2016 and December 8, 2016. The net proceeds were approximately $13,081, which proceeds were used to prepay $6,900 of the Jelco loan facility (Note 3b) and will be used for general corporate purposes, including funding of vessel acquisitions.

On December 21, 2016, the Company completed the sale of an additional 1,300,000 of its common shares and 1,500,000 class A warrants to purchase 1,500,000 common shares of the Company, at a price of $1.49 per share and $0.01 per class A warrant, respectively, pursuant to the exercise of the over-allotment option granted to the underwriters in the Company's public offering that closed on December 13, 2016. The net proceeds were approximately $1,775, which proceeds will be used for general corporate purposes, including funding of vessel acquisitions.

(b)  Warrants

On December 13, 2016, in connection with the public offering of December 13, 2016, the Company granted 10,000,000 class A warrants with an exercise price of $2.00 each. In connection with the offering, the Company also issued the representative of the underwriters a warrant (“Warrant I)” to purchase 500,000 of its common shares (“Warrant Shares”). The purchase price of one Warrant Share, which will be received by the Company, is equal to $1.875. Exercise of the purchase rights represented by Warrant I may be made, in whole or in part. The class A warrants were approved for listing on the Nasdaq Capital Market and trade under the ticker symbol “SHIPW” beginning on December 8, 2016. The class A warrants are immediately exercisable and expire on December 13, 2021. The Warrant I is exercisable beginning June 6, 2017 and expires on December 7, 2019. If and only if an effective registration statement covering the issuance of the common shares under the class A warrants is not available, the class A warrants may be exercised, at the holder’s option, pursuant to the “cashless exercise” clause of the class A warrant agreement. Under the “cashless exercise”, the holder will receive a net number of common shares determined according to class A warrant agreement. Similarly, if and only if an effective registration statement covering the issuance of the common shares under Warrant I is not available, the Warrant I may be exercised, at the holder’s option, pursuant to the “cashless exercise” clause of the representative’s warrant agreement. Under the “cashless exercise”, the holder will receive a net number of common shares determined according to representative’s warrant agreement. The Company may call the class A warrants for cancellation upon ten trading days prior written notice commencing thirteen months after issuance, subject to certain conditions, including the volume weighted average price of the Company’s common shares exceeding $7.00 for a period of ten consecutive trading days.

On December 21, 2016, in connection with the exercise of the over-allotment option granted to the underwriters in the public offering of December 13, 2016, the Company granted an additional 1,500,000 class A warrants at a price of $0.01 per class A warrant with an exercise price of $2.00 each. In connection with the offering, the Company also issued the representative of the underwriters a warrant (“Warrant II)” to purchase 65,000 of its common shares (“Warrant Shares”). The purchase price of one Warrant Share, which will be received by the Company, is equal to $1.875. Exercise of the purchase rights represented by Warrant II may be made, in whole or in part. The class A warrants are immediately exercisable and expire on December 13, 2021. If and only if an effective registration statement covering the issuance of the common shares under the class A warrants is not available, the class A warrants may be exercised, at the holder’s option, pursuant to the “cashless exercise” clause of the class A warrant agreement. Under the “cashless exercise”, the holder will receive a net number of common shares determined according to class A warrant agreement. Similarly, if and only if an effective registration statement covering the issuance of the common shares under Warrant I is not available, the Warrant I may be exercised, at the holder’s option, pursuant to the “cashless exercise” clause of the representative’s warrant agreement. Under the “cashless exercise”, the holder will receive a net number of common shares determined according to representative’s warrant agreement. The Warrant II is exercisable beginning June 6, 2017 and expires on December 7, 2019.

No expenses were recorded in connection with these warrants which were classified in equity.

As of December 31, 2016, the Company had outstanding warrants, including both the class A warrants and Warrant I and Warrant II issued to the representative of the underwriters, exercisable to purchase an aggregate of 12,065,000 shares of Seanergy's common shares.